Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]

5. Goodwill

The following table summarizes goodwill activity for the nine months ended September 30, 2025 (in thousands):

Amount
Goodwill – December 31, 2024	$18,856
Adjustments (1)	1,724
Goodwill disposed in connection with the sale of Ryvyl EU	(20,580)
Goodwill – September 30, 2025	$-

(1)	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled positive $1.7 million for the five months ended May 31, 2025, the date immediately preceding the completion of the sale of Ryvyl EU on June 1, 2025.

5. Goodwill

The following table summarizes goodwill activity and balances by reportable segment (dollars in thousands):

	North America	International	Consolidated
Goodwill - December 31, 2023	$6,675	$20,078	$26,753
Goodwill Acquired	-	-	-
Goodwill Impairment	(6,675)	-	(6,675)
Adjustments (1)	-	(1,222)	(1,222)
Goodwill – December 31, 2024	$-	$18,856	$18,856

(1)	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled negative $1.2 million for the twelve months ended December 31, 2024.